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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_] Amendment Number: ________________________________

   This Amendment (Check only one):   [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Torchmark Corporation

Address: 3700 South Stonebridge Drive
         McKinney, Texas 75070



Form 13F File Number: 28-1112


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:    Carol A. McCoy

Title:   Vice President, Associate Counsel & Secretary

Phone:   205-325-4243


Signature, Place and Date of Signing:

  /s/ Carol A. McCoy            Birmingham, AL            November 7, 2011
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reporting are in this report and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reporting by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 28

Form 13F Information Table Value Total: $63,697 (thousands)

List of Other Included Managers:        None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                          FORM 13F INFORMATION TABLE

          Column 1     Column 2 Column 3  Column 4          Column 5       Column 6  Column 7      Column 8
      ---------------- -------- --------- ---------         --------      ---------- --------      ---------
                                                                                                    Voting
          Name of      Title of             Value   Shrs or          Put/ Investment  Other        authority
           Issuer       Class    CUSIP    (x $1000) prn amt  SH/PRN  Call Discretion Managers Sole  Shared   None
          -------      --------  -----    --------- -------  ------  ---- ---------- -------- ---- --------- ----
  1   AFLAC INC         COMMON  001055102   1887     54000     SH            SOLE              X
  2   ALTRIA GROUP INC  COMMON  02209S103   2654     99000     SH            SOLE              X
  3   AMERICAN
      EXPRESS CO        COMMON  025816109   2514     56000     SH            SOLE              X
  4   ARCHER DANIELS
      MIDLAND CO        COMMON  39483102     968     39000     SH            SOLE              X
  5   ARGO GROUP
      INTERNATIONAL
      HOLDINGS LTD.     COMMON  G0464B107    300     10561     SH            SOLE              X
  6   AT&T INC.         COMMON  00206R102   1426     50000     SH            SOLE              X
  7   BALL CORP         COMMON  058498106   1489     48000     SH            SOLE              X
  8   BECTON
      DICKINSON CO      COMMON  075887109    733     10000     SH            SOLE              X
  9   CVS CORP          COMMON  126650100   1310     39000     SH            SOLE              X
  10  GENERAL
      ELECTRIC CO       COMMON  369604103   1020     67000     SH            SOLE              X
  11  GENERAL MILLS
      INC.              COMMON  370334104   2463     64000     SH            SOLE              X
  12  GILEAD SCIENCES
      INC               COMMON  375558103    388     10000     SH            SOLE              X
  13  HARRIS CORP       COMMON  413875105    444     13000     SH            SOLE              X
  14  HORMEL FOODS
      CORP              COMMON  440452100    243      9000     SH            SOLE              X
  15  IBM CORP          COMMON  459200101   10755    61500     SH            SOLE              X
  16  JOHNSON &
      JOHNSON           COMMON  478160104   3312     52000     SH            SOLE              X
  17  KIMBERLY CLARK
      CORP              COMMON  494368103   1704     24000     SH            SOLE              X
  18  KRAFT FOODS INC.  COMMON  50075N104    672     20000     SH            SOLE              X
  19  L-3
      COMMUNICATIONS
      HLDG INC          COMMON  502424104   1735     28000     SH            SOLE              X
  20  MCDONALD'S
      CORP              COMMON  580135101    527      6000     SH            SOLE              X
  21  MEDTRONIC INC     COMMON  585055106   1729     52000     SH            SOLE              X
  22  MICROSOFT CORP    COMMON  594918104   1941     78000     SH            SOLE              X
  23  PHILIP MORRIS
      INTL INC          COMMON  718172109    593      9500     SH            SOLE              X
  24  THE COCA COLA
      CO                COMMON  191216100   1419     21000     SH            SOLE              X
  25  TORCHMARK CORP    COMMON  891027104   13648   391500     SH            SOLE              X
  26  UNIVERSAL CORP    COMMON  913456109   1219     34000     SH            SOLE              X
  27  US BANCORP        COMMON  902973304   2660    113000     SH            SOLE              X
  28  WAL-MART
      STORES INC        COMMON  931142103   3944     76000     SH            SOLE              X